SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Significant mining properties and entities of Kinross

			As at
			December 31,	December 31,
Entity	Property/ Segment	Location	2023	2022
Subsidiaries:
(Consolidated)
Kinross Brasil Mineração S.A.	Paracatu	Brazil	100%	100%
Compania Minera Mantos de Oro	La Coipa(a) and Lobo-Marte/Corporate and Other	Chile	100%	100%
Compania Minera Maricunga (“CMM”)	Maricunga / Corporate and Other	Chile	100%	100%
Tasiast Mauritanie Ltd. S.A.	Tasiast	Mauritania	100%	100%
KG Mining (Bald Mountain) Inc.	Bald Mountain	USA	100%	100%
Fairbanks Gold Mining, Inc.	Fort Knox	USA	100%	100%
Round Mountain Gold Corporation / KG Mining (Round Mountain) Inc.	Round Mountain	USA	100%	100%
Echo Bay Minerals Company	Kettle River - Buckhorn / Corporate and Other	USA	100%	100%
Peak Gold, LLC (“Manh Choh”)	Manh Choh / Corporate and Other	USA	70%	70%
Great Bear Resources Ltd. (“Great Bear”)(b)	Great Bear	Canada	100%	100%

Interest in joint venture:
(Equity accounted)
Sociedad Contractual Minera Puren	Puren / Corporate and Other	Chile	65%	65%

(a)	La Coipa refers to both the property and the segment.
(b)	On February 24, 2022, the Company completed the acquisition of Great Bear. See Note 6i.